Segment Information - Summary of Segment Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of operating segments [line items]
Sales revenue	¥ 14,931,009	¥ 15,888,617	¥ 15,361,146
Segment profit (loss)	633,637	726,370	833,558
Share of profit of investments accounted for using the equity method	164,203	228,827	247,643
Segment assets	20,461,465	20,419,122	19,349,164
Investments accounted for using the equity method	655,475	713,039	679,517
Depreciation and amortization	1,461,403	1,468,685	1,454,116
Capital expenditures	2,858,339	2,657,252	2,394,634
Impairment losses on non-financial assets	94,216	46,808	15,605
Provision for credit and lease residual losses on receivables from financial services	56,894	34,720	36,699
External customers [member]
Disclosure of operating segments [line items]
Sales revenue	14,931,009	15,888,617	15,361,146
Intersegment [member]
Disclosure of operating segments [line items]
Sales revenue	0
Operating segments [member]
Disclosure of operating segments [line items]
Sales revenue	15,205,564	16,145,217	15,592,352
Segment profit (loss)	633,637	726,370	833,558
Share of profit of investments accounted for using the equity method	164,203	228,827	247,643
Segment assets	19,941,995	20,012,555	19,137,217
Investments accounted for using the equity method	655,475	713,039	679,517
Depreciation and amortization	1,461,403	1,468,685	1,454,116
Capital expenditures	2,858,339	2,657,252	2,394,634
Impairment losses on non-financial assets	94,216	46,808	15,605
Provision for credit and lease residual losses on receivables from financial services	56,894	34,720	36,699
Operating segments [member] | External customers [member]
Disclosure of operating segments [line items]
Sales revenue	14,931,009	15,888,617	15,361,146
Operating segments [member] | Intersegment [member]
Disclosure of operating segments [line items]
Sales revenue	274,555	256,600	231,206
Operating segments [member] | Motorcycle business [member]
Disclosure of operating segments [line items]
Sales revenue	2,059,335	2,100,155	2,038,712
Segment profit (loss)	285,668	291,642	267,015
Share of profit of investments accounted for using the equity method	34,526	29,704	31,270
Segment assets	1,483,888	1,523,817	1,533,367
Investments accounted for using the equity method	83,144	88,494	89,498
Depreciation and amortization	67,512	66,680	74,128
Capital expenditures	93,871	74,024	63,927
Impairment losses on non-financial assets	345	1,404	42
Provision for credit and lease residual losses on receivables from financial services	0
Operating segments [member] | Motorcycle business [member] | External customers [member]
Disclosure of operating segments [line items]
Sales revenue	2,059,335	2,100,155	2,038,712
Operating segments [member] | Motorcycle business [member] | Intersegment [member]
Disclosure of operating segments [line items]
Sales revenue	0
Operating segments [member] | Automobile business [member]
Disclosure of operating segments [line items]
Sales revenue	10,194,638	11,287,764	11,045,209
Segment profit (loss)	153,323	209,694	373,840
Share of profit of investments accounted for using the equity method	129,114	198,505	215,843
Segment assets	7,821,499	7,923,802	7,879,769
Investments accounted for using the equity method	566,582	619,091	584,922
Depreciation and amortization	555,153	603,124	616,321
Capital expenditures	498,260	525,419	514,910
Impairment losses on non-financial assets	57,817	32,674	3,648
Provision for credit and lease residual losses on receivables from financial services	0
Operating segments [member] | Automobile business [member] | External customers [member]
Disclosure of operating segments [line items]
Sales revenue	9,959,080	11,072,117	10,852,171
Operating segments [member] | Automobile business [member] | Intersegment [member]
Disclosure of operating segments [line items]
Sales revenue	235,558	215,647	193,038
Operating segments [member] | Financial services business [member]
Disclosure of operating segments [line items]
Sales revenue	2,600,937	2,380,042	2,137,265
Segment profit (loss)	219,704	235,945	196,067
Share of profit of investments accounted for using the equity method	0
Segment assets	10,282,136	10,236,066	9,409,243
Investments accounted for using the equity method	0
Depreciation and amortization	823,996	784,683	748,503
Capital expenditures	2,248,597	2,041,735	1,801,554
Impairment losses on non-financial assets	36,039	12,716	11,911
Provision for credit and lease residual losses on receivables from financial services	56,894	34,720	36,699
Operating segments [member] | Financial services business [member] | External customers [member]
Disclosure of operating segments [line items]
Sales revenue	2,586,965	2,365,355	2,123,194
Operating segments [member] | Financial services business [member] | Intersegment [member]
Disclosure of operating segments [line items]
Sales revenue	13,972	14,687	14,071
Operating segments [member] | Life creation and other businesses [member]
Disclosure of operating segments [line items]
Sales revenue	350,654	377,256	371,166
Segment profit (loss)	(25,058)	(10,911)	(3,364)
Share of profit of investments accounted for using the equity method	563	618	530
Segment assets	354,472	328,870	314,838
Investments accounted for using the equity method	5,749	5,454	5,097
Depreciation and amortization	14,742	14,198	15,164
Capital expenditures	17,611	16,074	14,243
Impairment losses on non-financial assets	15	14	4
Provision for credit and lease residual losses on receivables from financial services	0
Operating segments [member] | Life creation and other businesses [member] | External customers [member]
Disclosure of operating segments [line items]
Sales revenue	325,629	350,990	347,069
Operating segments [member] | Life creation and other businesses [member] | Intersegment [member]
Disclosure of operating segments [line items]
Sales revenue	25,025	26,266	24,097
Reconciling items [member]
Disclosure of operating segments [line items]
Sales revenue	(274,555)	(256,600)	(231,206)
Segment profit (loss)	0
Share of profit of investments accounted for using the equity method	0
Segment assets	519,470	406,567	211,947
Investments accounted for using the equity method	0
Depreciation and amortization	0
Capital expenditures	0
Impairment losses on non-financial assets	0
Provision for credit and lease residual losses on receivables from financial services	0
Reconciling items [member] | External customers [member]
Disclosure of operating segments [line items]
Sales revenue	0
Reconciling items [member] | Intersegment [member]
Disclosure of operating segments [line items]
Sales revenue	¥ (274,555)	¥ (256,600)	¥ (231,206)